FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details Narrative)	Jun. 30, 2024 USD ($)
Current trade receivables	$ 229,077
Trade receivable past due without allowances	126,027
Trade receivables legal	$ 106,521